Supplement dated May 7, 2014
to the Prospectus and Summary Prospectus of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Connecticut Intermediate Municipal Bond Fund	3/1/2014
Columbia Intermediate Municipal Bond Fund	3/1/2014
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2014
Columbia New York Intermediate Municipal Bond Fund	3/1/2014
Columbia Oregon Intermediate Municipal Bond Fund	12/1/2013
Effective July 7, 2014 (the Effective Date), each Fund’s name is changed from its Current Name to its New Name, as listed below. Accordingly, effective on such date, all references in each Fund's prospectus and summary prospectus to the Current Name are deleted and replaced with the New Name:

Current Name	New Name
Columbia Connecticut Intermediate Municipal Bond Fund	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund
Columbia Intermediate Municipal Bond Fund	Columbia AMT-Free Intermediate Muni Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund
Columbia New York Intermediate Municipal Bond Fund	Columbia AMT-Free New York Intermediate Muni Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund	Columbia AMT-Free Oregon Intermediate Muni Bond Fund
On the Effective Date, for each Fund except Columbia Oregon Intermediate Municipal Bond Fund, the last sentence of the first paragraph under the caption "Principal Investment Strategies" in the summary prospectus and in the "Summary of the Fund" and "More Information About the Fund" sections of the prospectus is hereby superseded and replaced with the following information:
The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund will not invest in securities that pay income subject to the federal alternative minimum tax.
The rest of the section remains the same.
On the Effective Date, for Columbia Oregon Intermediate Municipal Bond Fund, the last two sentences of the first paragraph under the caption "Principal Investment Strategies" in the summary prospectus and in the "Summary of the Fund" and "More Information About the Fund" sections of the prospectus are hereby superseded and replaced with the following information:
These securities pay interest exempt from federal income tax (including the federal alternative minimum tax) and Oregon individual income tax. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund will not invest in securities that pay income subject to the federal alternative minimum tax.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_007_(05/14)